Basis of Presentation of the Consolidated Financial Statements - Translation of Telefonica Venezolana's Financial Statements (Details) € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€) ves / $	Dec. 31, 2017 EUR (€) / $	Dec. 31, 2016 EUR (€)
Disclosure of subsidiaries [abstract]
Revenues	€ 48,693	€ 52,008	€ 52,036
Profit before tax	5,571	4,597	3,245
Income tax	(1,621)	(1,219)	(846)
Result for the period	3,950	3,378	2,399
Net cash flow provided by operating activities	13,423	13,796	€ 13,338
Non-current assets	€ 90,707	€ 95,135
Conversion at synthetic exchange rate
Disclosure of subsidiaries [line items]
Translation exchange rate	7,608	36,115
Venezuela
Disclosure of subsidiaries [line items]
Translation exchange rate | ves / $	638
Inflation rate (as a percent)	2106600.00%	2874.10%	511.10%
Telefonica Venezolana
Disclosure of subsidiaries [abstract]
Revenues	€ 18	€ 106
Operating income before depreciation and amortization (OIBDA)	3	34
Depreciation and amortization	(67)	(103)
Financial result	216	81
Profit before tax	152	9
Income tax	(186)	(138)
Result for the period	(34)	(129)
Net cash flow provided by operating activities	7	35
Capital expenditures (CapEx)	2	9
Non-current assets	238	295
Telefonica Venezolana | Conversion at synthetic exchange rate
Disclosure of subsidiaries [abstract]
Financial result	€ 0	€ 84